UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 27, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   August 03, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the July 25, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-WMC1
                                  July 25, 2006
                                 ** REVISION **

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                           10
Delinquency Trend Group                                             11
Bankruptcies                                                        12
Foreclosures                                                        14
REO Properties                                                      16
REO Property Scheduled Balance                                      17
Principal Payoffs by Group occurred in this Distribution            17
Realized Loss Group Report                                          18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com



                 JP Morgan Mortgage Acquisition Corp, 2006-WMC1
                                  July 25, 2006
                                 ** REVISION **

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL             BEGINNING                                                                                ENDING
          FACE                 PRINCIPAL                                                      REALIZED   DEFERRED       PRINCIPAL
CLASS     VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL      LOSSES     INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        161,500,000.00     153,448,987.25     4,821,770.56       680,173.29     5,501,943.85    0.00     0.00      148,627,216.69
A2        383,500,000.00     336,819,545.27    20,862,879.65     1,463,130.07    22,326,009.72    0.00     0.00      315,956,665.62
A3        148,700,000.00     148,700,000.00             0.00       651,935.91       651,935.91    0.00     0.00      148,700,000.00
A4        169,200,000.00     169,200,000.00             0.00       749,990.75       749,990.75    0.00     0.00      169,200,000.00
A5         59,653,000.00      59,653,000.00             0.00       268,740.91       268,740.91    0.00     0.00       59,653,000.00
M1         44,127,000.00      44,127,000.00             0.00       201,283.47       201,283.47    0.00     0.00       44,127,000.00
M2         37,067,000.00      37,067,000.00             0.00       169,676.77       169,676.77    0.00     0.00       37,067,000.00
M3         21,181,000.00      21,181,000.00             0.00        97,128.12        97,128.12    0.00     0.00       21,181,000.00
M4         19,416,000.00      19,416,000.00             0.00        90,598.56        90,598.56    0.00     0.00       19,416,000.00
M5         19,416,000.00      19,416,000.00             0.00        90,911.38        90,911.38    0.00     0.00       19,416,000.00
M6         17,063,000.00      17,063,000.00             0.00        80,993.56        80,993.56    0.00     0.00       17,063,000.00
M7         16,474,000.00      16,474,000.00             0.00        85,231.21        85,231.21    0.00     0.00       16,474,000.00
M8         14,709,000.00      14,709,000.00             0.00        77,284.56        77,284.56    0.00     0.00       14,709,000.00
M9         10,591,000.00      10,591,000.00             0.00        64,179.25        64,179.25    0.00     0.00       10,591,000.00
M10        10,002,000.00      10,002,000.00             0.00        63,027.19        63,027.19    0.00     0.00       10,002,000.00
M11        11,179,000.00      11,179,000.00             0.00        70,444.00        70,444.00    0.00     0.00       11,179,000.00
P                 100.00             100.00             0.00       526,082.26       526,082.26    0.00     0.00              100.00
R                   0.00               0.00             0.00             0.00             0.00    0.00     0.00                0.00
TOTALS  1,143,778,100.00   1,089,046,632.52    25,684,650.21     5,430,811.26    31,115,461.47    0.00     0.00    1,063,361,982.31
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
          FACE               NOTIONAL                                                          REALIZED   DEFERRED      NOTIONAL
CLASS     VALUE              BALANCE            PRINCIPAL          INTEREST         TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       1,176,727,234.11   1,121,995,756.31             0.00     2,077,043.71     2,077,043.71    0.00     0.00    1,096,310,582.36
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LJK7     950.14852786     29.85616446            4.21159932          34.06776378    920.29236341      5.502500%
A2        46626LHR4     878.27782339     54.40125072            3.81520227          58.21645299    823.87657267      5.392500%
A3        46626LHS2   1,000.00000000      0.00000000            4.38423611           4.38423611  1,000.00000000      5.442500%
A4        46626LHT0   1,000.00000000      0.00000000            4.43256944           4.43256944  1,000.00000000      5.502500%
A5        46626LHU7   1,000.00000000      0.00000000            4.50506949           4.50506949  1,000.00000000      5.592500%
M1        46626LHV5   1,000.00000000      0.00000000            4.56145829           4.56145829  1,000.00000000      5.662500%
M2        46626LHW3   1,000.00000000      0.00000000            4.57756954           4.57756954  1,000.00000000      5.682500%
M3        46626LHX1   1,000.00000000      0.00000000            4.58562485           4.58562485  1,000.00000000      5.692500%
M4        46626LHY9   1,000.00000000      0.00000000            4.66618047           4.66618047  1,000.00000000      5.792500%
M5        46626LHZ6   1,000.00000000      0.00000000            4.68229192           4.68229192  1,000.00000000      5.812500%
M6        46626LJA9   1,000.00000000      0.00000000            4.74673621           4.74673621  1,000.00000000      5.892500%
M7        46626LJB7   1,000.00000000      0.00000000            5.17368035           5.17368035  1,000.00000000      6.422500%
M8        46626LJC5   1,000.00000000      0.00000000            5.25423618           5.25423618  1,000.00000000      6.522500%
M9        46626LJD3   1,000.00000000      0.00000000            6.05979133           6.05979133  1,000.00000000      7.522500%
M10       46626LJE1   1,000.00000000      0.00000000            6.30145871           6.30145871  1,000.00000000      7.822500%
M11       46626LJF8   1,000.00000000      0.00000000            6.30145809           6.30145809  1,000.00000000      7.822500%
P         46626LJH4   1,000.00000000      0.00000000    5,260,822.60000000   5,260,822.60000000  1,000.00000000      0.000000%
TOTALS                  952.14852647     22.45597307            4.74813363          27.20410670    929.69255340
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL            INTEREST              TOTAL         NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46626LJG9     953.48839033      0.00000000            1.76510210           1.76510210    931.66075415      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Dates:
Record Date                                                                                 07/24/06
Determination Date                                                                          07/17/06
Distribution Date                                                                           07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                      468,492.13
Group 1                                                                                   104,681.66
Group 2                                                                                   363,810.47

Principal Prepayments (Total)                                                          25,172,937.77
Group 1                                                                                 4,709,730.02
Group 2                                                                                20,463,207.75

Curtailments (Total)                                                                       43,854.47
Group 1                                                                                     7,377.83
Group 2                                                                                    36,476.64

Curtailment Interest Adjustments (Total)                                                     -110.43
Group 1                                                                                        13.18
Group 2                                                                                      -123.61

Repurchase Principal (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Substitution Amounts (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Net Liquidation Proceeds (Total)                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00
Other Principal Adjustments (Total)                                                             0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Non Recoverable Principal Advances (Total)                                                    523.73
Group 1                                                                                        32.13
Group 2                                                                                       491.60

Interest Funds:

Gross Interest                                                                          7,306,196.74
Group 1                                                                                 1,284,460.21
Group 2                                                                                 6,021,736.53

Servicing Fees                                                                            467,498.21
Group 1                                                                                    82,459.57
Group 2                                                                                   385,038.64

Trustee Fees                                                                                3,739.96
Group 1                                                                                       659.66
Group 2                                                                                     3,080.30

Custodian Fee                                                                               1,869.99
Group 1                                                                                       329.84
Group 2                                                                                     1,540.15

Trust Oversight Manager Fees                                                               14,024.95
Group 1                                                                                     2,473.79
Group 2                                                                                    11,551.16

Non Recoverable Interest Advances (Total)                                                   7,728.82
Group 1                                                                                       671.94
Group 2                                                                                     7,056.88

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                 57
Group 1                                                                                           15
Group 2                                                                                           42

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected     11,725,499.51
Group 1                                                                                 2,743,007.76
Group 2                                                                                 8,982,491.75

Amount of Prepayment Penalties Collected                                                  526,082.26
Group 1                                                                                    91,459.38
Group 2                                                                                   434,622.88

Available Remitance Amount                                                             32,495,985.02

Principal Remittance Amount (Total)                                                    25,684,650.21
Group 1                                                                                 4,821,770.56
Group 2                                                                                20,862,879.65

Interest Remittance Amount (Total)                                                      6,811,334.81
Group 1                                                                                 1,197,865.41
Group 2                                                                                 5,613,469.40

Pool Detail:
Beginning Number of Loans Outstanding                                                          5,556
Group 1                                                                                        1,516
Group 2                                                                                        4,040

Ending Number of Loans Outstanding                                                             5,445
Group 1                                                                                        1,488
Group 2                                                                                        3,957

Beginning Aggregate Loan Balance                                                    1,121,995,756.31
Group 1                                                                               197,903,037.75
Group 2                                                                               924,092,718.56

Ending Aggregate Loan Balance                                                       1,096,310,582.36
Group 1                                                                               193,081,235.06
Group 2                                                                               903,229,347.30

Current Advances                                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Aggregate Advances                                                                              0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Weighted Average Remaning Term To Maturity                                                    334.35
Group 1                                                                                       336.00
Group 2                                                                                       334.00

Weighted Average Net Mortgage Rate                                                          7.29314%
Group 1                                                                                     7.26742%
Group 2                                                                                     7.29865%

Interest Accrual Period
Start Date                                                                             June 26, 2006
End Date                                                                               July 25, 2006
Number of Days in Accrual Period                                                                  29

 Delinquent Mortgage Loans
          Group 1
         Category            Number       Principal Balance       Percentage
          1 Month                24            2,672,029.90       1.38%
          2 Month                 8              985,769.85       0.51%
          3 Month                 5              553,303.98       0.29%
           Total                 37            4,211,103.73       2.18%
 Delinquent Mortgage Loans
          Group 2
         Category            Number       Principal Balance       Percentage
          1 Month                60           12,571,102.06       1.39%
          2 Month                34            9,033,346.16       1.00%
          3 Month                34            7,156,076.33       0.79%
          Total                 128           28,760,524.55       3.18%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

  Bankruptcies
  Group Number    Number of Loans Principal Balance   Percentage
          1                     3        520,620.36        0.27%
          2                     6      1,654,040.87        0.18%
     Total                      9      2,174,661.23        0.20%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                    405,734.89
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       114,885.47
Total Number of Bankruptcy Loans                                                                   3
Total Principal Balance of Bankruptcy Loans                                               520,620.36

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        4
Principal Balance of Bankruptcy Loans that are Current                                    860,131.47
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       793,909.40
Total Number of Bankruptcy Loans                                                                   6
Total Principal Balance of Bankruptcy Loans                                             1,654,040.87

   Foreclosures
   Group Number  Number of Loans Principal Balance   Percentage
            1                  8       882,397.92         0.46%
            2                 40    12,524,930.20         1.39%
       Total                  48    13,407,328.12         1.22%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       130,700.10
Number of Foreclosure Loans that are 3+ Months Delinquent                                          7
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                      751,697.82
Total Number of Foreclosure Loans                                                                  8
Total Principal Balance of Foreclosure Loans                                              882,397.92

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           5
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     1,390,392.26
Number of Foreclosure Loans that are 3+ Months Delinquent                                         35
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   11,134,537.94
Total Number of Foreclosure Loans                                                                 40
Total Principal Balance of Foreclosure Loans                                           12,524,930.20

  REO Properties
   Group Number   Number of Loans Principal Balance     Percentage
            1                   0             0.00           0.00%
            2                   0             0.00           0.00%
       Total                    0             0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
   Group Number     Loan Number  REO Date     Schedule Principal Balance
                                                        0.00
       Total                                            0.00

Principal Payoffs by Group occured in this Distribution
    Group Number      Number of Loans    Principal Balance       Percentage
             1                      0         4,709,730.02            2.44%
             2                      0        20,463,207.75            2.27%
        Total                       0        25,172,937.77            2.30%

  Realized Loss Group Report
         Group Number        Current Loss   Cumulative Loss   Ending Balance  Balance of Liquidated Loans Net Liquidation Proceeds
              1                      0.00              0.00   193,081,235.06                         0.00                    0.00
              2                      0.00              0.00   903,229,347.30                         0.00                    0.00
            TOTAL                    0.00              0.00 1,096,310,582.36                         0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                               0.00
Group 1                                                                                      0.00
Group 2                                                                                      0.00

Cumulative Realized Losses - Reduced by Recoveries                                           0.00
Group 1                                                                                      0.00
Group 2                                                                                      0.00

Current Applied Losses                                                                       0.00
Cumulative Applied Losses                                                                    0.00
Trigger Event                                                                                  NO
TEST I - Trigger Event Occurrence                                                              NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                   2.92295%
36.70% of of Senior Enhancement Percetage                                                8.50869%
OR
TEST II - Trigger Event Occurrence                                                             NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                     0.00000%
Required Cumulative Loss %                                                               0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                               32,948,362.56
Ending Overcollateralization Amount                                                 32,948,600.05
Ending Overcollateralization Deficiency                                                      0.00
Overcollateralization Release Amount                                                         0.00
Monthly Excess Interest                                                              1,911,346.93
Payment to Class C                                                                   2,077,043.71
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                             0.00
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Interest Carryforward Amount Paid This Period                                                0.00
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Swap Account:
Net Swap Payment Due                                                                         0.00
Net Swap Payment Paid                                                                        0.00
Net Swap Receipt Due                                                                   170,437.90

Beginning Balance                                                                        1,000.00
Additions to the Swap Account                                                          170,437.90
Withdrawals from the Swap Account                                                      170,437.90
Ending Balance                                                                           1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                        1,000.00
Additions to the Basis Risk Reserve Fund                                                 4,741.12
Divident Earnings on the Basis Risk Reserve Fund                                             0.00
Withdrawals from the Basis Risk Reserve Fund                                             4,741.12
Ending Balance                                                                           1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                               2,238.83
Class M-11                                                                               2,502.29

Interest Carryover Amount Paid This Period
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                               2,238.83
Class M-11                                                                               2,502.29

Remaining Interest Carryover Amount
Class A-1                                                                                    0.00
Class A-2                                                                                    0.00
Class M-1                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                0.00

Prepayment Interest Shortfall Allocated to Class A-1                                         0.00
Prepayment Interest Shortfall Allocated to Class A-2                                         0.00
Prepayment Interest Shortfall Allocated to Class A-3                                         0.00
Prepayment Interest Shortfall Allocated to Class A-4                                         0.00
Prepayment Interest Shortfall Allocated to Class A-5                                         0.00
Prepayment Interest Shortfall Allocated to Class M-1                                         0.00
Prepayment Interest Shortfall Allocated to Class M-2                                         0.00
Prepayment Interest Shortfall Allocated to Class M-3                                         0.00
Prepayment Interest Shortfall Allocated to Class M-4                                         0.00
Prepayment Interest Shortfall Allocated to Class M-5                                         0.00
Prepayment Interest Shortfall Allocated to Class M-6                                         0.00
Prepayment Interest Shortfall Allocated to Class M-7                                         0.00
Prepayment Interest Shortfall Allocated to Class M-8                                         0.00
Prepayment Interest Shortfall Allocated to Class M-9                                         0.00
Prepayment Interest Shortfall Allocated to Class M-10                                        0.00
Prepayment Interest Shortfall Allocated to Class M-11                                        0.00
Prepayment Interest Shortfall Allocated to Class C                                           0.00

Total Relief Act Interest Shortfall occured this distribution                                0.00

Relief Act Interest Shortfall Allocated to Class A-1                                         0.00
Relief Act Interest Shortfall Allocated to Class A-2                                         0.00
Relief Act Interest Shortfall Allocated to Class A-3                                         0.00
Relief Act Interest Shortfall Allocated to Class A-4                                         0.00
Relief Act Interest Shortfall Allocated to Class A-5                                         0.00
Relief Act Interest Shortfall Allocated to Class M-1                                         0.00
Relief Act Interest Shortfall Allocated to Class M-2                                         0.00
Relief Act Interest Shortfall Allocated to Class M-3                                         0.00
Relief Act Interest Shortfall Allocated to Class M-4                                         0.00
Relief Act Interest Shortfall Allocated to Class M-5                                         0.00
Relief Act Interest Shortfall Allocated to Class M-6                                         0.00
Relief Act Interest Shortfall Allocated to Class M-7                                         0.00
Relief Act Interest Shortfall Allocated to Class M-8                                         0.00
Relief Act Interest Shortfall Allocated to Class M-9                                         0.00
Relief Act Interest Shortfall Allocated to Class M-10                                        0.00
Relief Act Interest Shortfall Allocated to Class M-11                                        0.00
Relief Act Interest Shortfall Allocated to Class C                                           0.00

Available Net Funds Cap to Libor Certificates                                            7.544631

One-Month LIBOR for Such Distribution Date                                               5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                5.502500
Class A-2                                                                                5.392500
Class A-3                                                                                5.442500
Class A-4                                                                                5.502500
Class A-5                                                                                5.592500
Class M-1                                                                                5.662500
Class M-2                                                                                5.682500
Class M-3                                                                                5.692500
Class M-4                                                                                5.792500
Class M-5                                                                                5.812500
Class M-6                                                                                5.892500
Class M-7                                                                                6.422500
Class M-8                                                                                6.522500
Class M-9                                                                                7.522500
Class M-10                                                                               7.822500
Class M-11                                                                               7.822500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Deferred Amount Paid This Period                                                             0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00
Deferred Amount Occured This Period                                                          0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00

Remaining Deferred Amount
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Class M-11                                                                                   0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.